Equity - Additional Information (Detail)	0 Months Ended						1 Months Ended		12 Months Ended								1 Months Ended	12 Months Ended			1 Months Ended				1 Months Ended				1 Months Ended				4 Months Ended				12 Months Ended			12 Months Ended
	Jun. 28, 2013 USD ($)	Jun. 28, 2013 RUB	Jun. 20, 2013 USD ($)	Jun. 20, 2013 RUB	Jun. 06, 2012 USD ($)	Jun. 06, 2012 RUB	Jun. 06, 2012	Apr. 30, 2008 RUB	Dec. 31, 2013 USD ($)		Dec. 31, 2013 RUB		Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 RUB		Mar. 31, 2013 Tomusinsk Open Pit Mine (TOPM) [Member] USD ($)	Dec. 31, 2011 Tomusinsk Open Pit Mine (TOPM) [Member] USD ($)	Dec. 31, 2013 Tomusinsk Open Pit Mine (TOPM) [Member]	Dec. 31, 2012 Tomusinsk Open Pit Mine (TOPM) [Member]	Mar. 31, 2012 Beloretsk Metallurgical Plant (BMP) [Member] USD ($)	Dec. 31, 2013 Beloretsk Metallurgical Plant (BMP) [Member]	Dec. 31, 2012 Beloretsk Metallurgical Plant (BMP) [Member]	Dec. 31, 2011 Beloretsk Metallurgical Plant (BMP) [Member]	Oct. 31, 2012 Izhstal [Member] USD ($)	Dec. 31, 2013 Izhstal [Member]	Dec. 31, 2012 Izhstal [Member]	Dec. 31, 2011 Izhstal [Member]	Nov. 30, 2013 Mechel-Mining OAO [Member] USD ($)	Dec. 31, 2013 Mechel-Mining OAO [Member]	Dec. 31, 2012 Mechel-Mining OAO [Member]	Dec. 31, 2011 Mechel-Mining OAO [Member]	Nov. 30, 2013 Korshunov Mining Plant (KMP) [Member] USD ($)	Dec. 31, 2013 Korshunov Mining Plant (KMP) [Member]	Dec. 31, 2012 Korshunov Mining Plant (KMP) [Member]	Dec. 31, 2011 Korshunov Mining Plant (KMP) [Member]	Dec. 31, 2011 Southern Kuzbass Coal Company (SKCC) [Member] USD ($)	Dec. 31, 2013 Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2012 Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2013 Residents [Member]	Dec. 31, 2013 Non-residents [Member]
Equity [Line Items]
Common stock, shares authorized									497,969,086	[1]	497,969,086	[1]			497,969,086	[1]
Common stock shares, par value									$ 0.0003		10	[1]			10	[1]
Common stock, shares outstanding									416,270,745	[1]	416,270,745	[1]		416,270,745	416,270,745	[1]
Preferred stock, shares authorized								138,756,915	138,756,915	[1]	138,756,915	[1]			138,756,915	[1]
Preferred stock, par value								10			10	[1]			10	[1]
Percentage of preferred stock capital of total share capital								25.00%
Preferred stock dividend								0.20%
Percentage of preferred stock issued								1.00%
Dividends tax percentage																																								9.00%	15.00%
Withholding tax rate related to intercompany dividends									0.00%		0.00%
Percentage of Russian company held a controlling interest in the share capital of the dividend payer									50.00%		50.00%
Share capital of the dividend payer											500,000,000
Dividends received by the Russian entities were subject to a profit tax only when all the relevant criteria were satisfied									0.00%		0.00%
Dividends received by the Russian entities were subject to a profit tax only when the relevant criteria were not satisfied									9.00%		9.00%
Statutory undistributed earnings									6,104,529,000				9,370,410,000
Dividend declared to shareholders			8,876,000	285,105,000	180,909,000	5,959,000,000
Distribution of preferred shares	127,000	4,163,000			79,056,000				127,000				79,056,000	78,281,000
Dividend declared date							Jun. 06, 2012						Jun. 28, 2013
Dilutive securities issued									0				0	0
Percentage of acquisitions of non-controlling interests																	0.21%				0.03%				1.63%				1.31%				4.40%
Cash paid for acquisitions									662,911,000								33,000				33,000				595,000				57,986,000				29,158,000
Additional paid-in capital																	619,000				21,000				160,000				54,952,000				8,720,000
Percentage of Voting shares																		74.50%	74.70%	74.50%		91.50%	91.50%	91.40%		90.00%	90.00%	88.40%		100.00%	98.69%	98.69%		90.00%	85.60%	85.60%	96.60%	96.60%	96.60%
Number of common shares pledged																																	5,726
Percentage of common shares pledged																																	2.30%
Percentage of voting interest acquired																		0.03%											1.31%								0.02%
Cash consideration paid for shares																		$ 4,000											$ 57,986,000								$ 283,000

[1]	See Note 18